EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 14:-	EQUITY

a.	The Ordinary shares of the Company are listed on the NASDAQ Global Select Market in the United States and are traded on the Tel-Aviv Stock Exchange in Israel.

b.	Issuance of ordinary shares:

On March 5, 2014, the Company issued in a secondary public offering 6,903,141 Ordinary shares at a price of $  8.5 per share. Total net proceeds from the issuance amounted to $  54,726.

c.	Stock Option Plans:

Under the Company’s 2007 Stock Option Plan, as amended (“the 2007 Plan”), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the original 2007 Stock Option Plan, the Company reserved 1,500,000 Ordinary shares for issuance. In 2012, the Company increased the number of Ordinary shares reserved for issuance under the 2007 Plan by additional 1,000,000 Ordinary shares.

On December 31, 2015 the Company’s Board of Directors increased the amount of Ordinary shares reserved for issuance under the 2007 Plan by additional 250,000 Ordinary shares and extended the 2007 Plan by 10 years whereas it will expire on August 1, 2027. As of December 31, 2016, an aggregate of 1,000,000 Ordinary shares of the Company are available for future grants under the 2007 Plan. Each option granted under the 2007 Plan is exercisable for a period of ten years from the date of the grant of the option

The exercise price for each option is determined by the Board of Directors and set forth in the Company’s award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over 3-4 years. Any option that is forfeited or canceled before expiration becomes available for future grants under the 2007 Plan.

A summary of employee option activity under the 2007 Plan as of December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

			Weighted average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	term	intrinsic
	of options	price	(in years)	value

Outstanding at January 1, 2016	493,917	$4.47	5.99	$523
Granted	-	$-
Exercised	(20,550)	$2.01
Forfeited	-	$-

Outstanding at December 31, 2016	473,367	$4.58	5.10	$991

Exercisable at December 31, 2016	342,742	$3.80	4.36	$983

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amount is changed based on the market value of the Company’s Ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2014, 2015 and 2016 was $ 741, $ 210 and $ 112, respectively. As of December 31, 2016, there was $ 60 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. This cost is expected to be recognized over a period of approximately three years.

The options outstanding as of December 31, 2016, have been separated into ranges of exercise price categories, as follows:

		Weighted			Weighted
		average			average
		remaining	Weighted		exercise price
	Options	contractual life	average	Options	of exercisable
Exercise price	outstanding	(years)	exercise price	exercisable	options
In $
0-1	1,075	2.24	$-	1,075	$-
1.01-2	20,000	1.98	$1.12	20,000	$1.12
2.01-3	106,667	2.69	$2.31	106,667	$2.31
3.01-4	165,625	4.77	$4.00	165,625	$4.00
4.01-5	-	-	$-	-	$-
5.01-6	75,000	6.61	$6.00	-	$-
6.01-7	50,000	7.87	$6.89	21,875	$6.89
7.01-8	-	-	$-	-	$-
8.01-9	55,000	7.35	$8.01	27,500	$8.01

	473,367	5.10	$4.58	342,742	$3.80

d.	Accumulated other comprehensive income (loss):

	December 31,
	2014	2015	2016

Accumulated realized and unrealized gain on available-for-sale securities, net	$(121)	$35	$40
Accumulated foreign currency translation adjustments	(5,243)	(6,756)	(7,494)
Accumulated unrealized gain (loss) on derivative instruments, net	17	26	26

Total other comprehensive income (loss)	$(5,347)	$(6,695)	$(7,428)

e.
On September 4, 2012, the Company’s Board of Directors adopted a dividend distribution policy, subject to any applicable law. According to this policy, each year the Company will distribute a dividend of up to 50% of its annual distributable profits. It is possible that the Board of Directors will decide, subject to the conditions stated above, to declare additional dividend distributions. The Company’s Board of Directors may at its discretion and at any time, change, the rate of dividend distributions and/or not to distribute a dividend, whether as a result of a one-time decision or a change in policy, all at its discretion.

In respect to the policy mentioned above, from September 10, 2012 through August 12, 2013 the Company declared accumulated cash dividend distributions of $  0.31 per share ($ 11,448 in the aggregate). On February 18, 2014, the Company declared a dividend distribution of $  0.12 per share ($ 4,468 in the aggregate). On August 19, 2014 the Company declared a dividend distribution of $  0.095 per share ($ 4,195 in the aggregate) which was paid on September 4, 2014. On February 5, 2015, the Company declared a dividend distribution of $  0.081 per share ($ 3,582 in the aggregate) which was paid on March 11, 2015. On August 12, 2015, the Company declared a dividend distribution of $  0.095 per share ($ 4,204 in the aggregate) which was paid on September 10, 2015. On February 21, 2016, the Company declared a dividend distribution of $  0.09 per share ($ 3,991 in the aggregate) which was paid on March 17, 2016. On August 14, 2016, the Company declared a dividend distribution of $  0.085 per share ($ 3,770 in the aggregate) which was paid on September 22, 2016. Subsequent to the balance sheet date, on February 22, 2017, the Company declared a dividend distribution of $  0.085 per share ($ 3,774 in the aggregate, see also Note 20).

f.
On November 2014, a subsidiary of the Company granted to one of its executive officers, options exercisable for 1,167 Ordinary shares in the subsidiary that are exercisable if the subsidiary meets certain operational financial results. The exercise price of the options was NIS 1 per share.  Total fair value of the grant was calculated based on the subsidiary’s fair value on the grant date and totaled NIS 5,910 thousand (NIS 5 thousand per share).  On October 2015, the options were exercised and 1,167 Ordinary shares of the subsidiary were issued.